Goodwill and Intangible Assets - Intangible Assets Subject to Amortization (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets [Line Items]
Cost	$ 373,728	$ 371,246
Accumulated amortization	(124,964)	(101,977)
Net carrying amount	248,764	269,269
Contractual Rights and Customer Relationships [Member]
Intangible Assets [Line Items]
Weighted average amortization period	14 years 10 months 24 days	15 years
Cost	370,527	365,194
Accumulated amortization	(124,048)	(97,232)
Net carrying amount	246,479	267,962
Trade Names [Member]
Intangible Assets [Line Items]
Weighted average amortization period	9 years 1 month 6 days	8 years 10 months 24 days
Cost	3,147	1,798
Accumulated amortization	(883)	(516)
Net carrying amount	2,264	1,282
Non-Compete Agreements [Member]
Intangible Assets [Line Items]
Weighted average amortization period	5 years	5 years
Cost	54	54
Accumulated amortization	(33)	(29)
Net carrying amount	21	25
Other Intangible Assets [Member]
Intangible Assets [Line Items]
Weighted average amortization period		2 years 10 months 24 days
Cost		4,200
Accumulated amortization		$ (4,200)